Comparative information	12 Months Ended
Dec. 31, 2023
Comparative Information
Comparative information	29. Comparative information Professional fees amounting to US$981,701 in the year ended December 31, 2022 has been reclassified as Listing Expenses for the year ended December 31, 2023.